Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2014
Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2012, 2013 and 2014 was as follows:

	For the years ended December 31,
	2012	2013	2014
Balance at beginning of the year	$4,157,614	$4,127,947	$3,508,859
Charged to (Reduce from) expenses	1,064,477	(16,491)	(180,039)
Charges taken against allowance	(1,094,144)	(602,597)	(201,472)

Balance at end of the year	$4,127,947	$3,508,859	$3,127,348